UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21154

        Nuveen Connecticut Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO) August 31, 2005

Principal
Amount (000)	Description(1)	Optional Call Provisions*	Ratings**	Market Value

	Consumer Staples - 4.0% (2.7% of Total Investments)
$2,525	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$2,607,946
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 20.0% (13.5% of Total Investments)
1,700	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/15 at 100.00	AAA	1,884,994
	University System, Series 2005H, 5.000%, 11/01/17 - FSA Insured
335	Connecticut Health and Educational Facilities Authority, Revenue Bonds, State University System,	11/07 at 101.00	AAA	353,462
	Series 1997B, 5.250%, 11/01/17 - AMBAC Insured
285	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series 2004D,	1/15 at 100.00	Aaa	315,543
	5.000%, 7/01/15 - MBIA Insured
3,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series	7/11 at 101.00	AAA	3,346,605
	2001G, 5.000%, 7/01/21 - AMBAC Insured
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford,	7/12 at 101.00	AA	832,575
	Series 2002E, 5.500%, 7/01/22 - RAAI Insured
1,595	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/11 at 100.00	AAA	1,715,598
	University System, Series 2002D-2, 5.000%, 11/01/21 - FSA Insured
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series	7/09 at 100.00	AAA	1,582,800
	2002W, 5.125%, 7/01/27
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/22 -	11/12 at 101.00	AAA	552,435
	FGIC Insured
1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21 - MBIA Insured	2/13 at 100.00	AAA	1,206,557
1,000	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/13 - MBIA Insured	No Opt. Call	AAA	1,105,790

	Healthcare - 2.5% (1.7% of Total Investments)
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series	7/09 at 101.00	Aaa	212,972
	1999G, 5.000%, 7/01/18 - MBIA Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series	7/12 at 101.00	AA	547,300
	2002B, 5.500%, 7/01/21 - RAAI Insured
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series	7/15 at 100.00	Aa3	856,408
	2005B, 5.000%, 7/01/20 - RAAI Insured

	Housing/Multifamily - 1.2% (0.9% of Total Investments)
750	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments,	No Opt. Call	BBB+	772,125
	Series 1998, 4.750%, 12/01/28 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Industrials - 3.2% (2.2% of Total Investments)
2,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern	12/11 at 102.00	Baa2	2,084,180
	Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care - 12.2% (8.2% of Total Investments)

	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special
	Obligation Bonds, Series 2002SNH-1:
1,000	5.000%, 6/15/22 - AMBAC Insured	6/12 at 101.00	AAA	1,076,080
1,500	5.000%, 6/15/32 - AMBAC Insured	6/12 at 101.00	AAA	1,592,430
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families and
	Children Inc., Series 2002A:
430	5.000%, 7/01/18 - AMBAC Insured	7/12 at 101.00	AAA	465,398
475	5.000%, 7/01/20 - AMBAC Insured	7/12 at 101.00	AAA	512,848
260	5.000%, 7/01/23 - AMBAC Insured	7/12 at 101.00	AAA	279,107
1,000	5.000%, 7/01/32 - AMBAC Insured	7/12 at 101.00	AAA	1,057,320
600	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church	4/07 at 102.00	BBB-	622,794
	Homes Inc. - Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
500	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park Baptist	12/11 at 102.00	BBB+	536,290
	Home Inc., Series 2003, 5.750%, 12/01/23
	Connecticut Development Authority, Revenue Bonds, Duncaster Inc., Series 2002:
650	5.125%, 8/01/22 - RAAI Insured	8/12 at 101.00	AA	693,849
1,000	4.750%, 8/01/32 - RAAI Insured	8/12 at 101.00	AA	1,016,980

	Tax Obligation/General - 35.6% (24.1% of Total Investments)
	Bethel, Connecticut, General Obligation Bonds, Series 2002:
525	5.000%, 11/01/18 - FGIC Insured	11/12 at 100.00	Aaa	571,316
525	5.000%, 11/01/19 - FGIC Insured	11/12 at 100.00	Aaa	571,525
525	5.000%, 11/01/20 - FGIC Insured	11/12 at 100.00	Aaa	567,252
525	5.000%, 11/01/21 - FGIC Insured	11/12 at 100.00	Aaa	567,252
525	5.000%, 11/01/22 - FGIC Insured	11/12 at 100.00	Aaa	567,252
1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2004C, 5.250%, 8/15/14 - MBIA Insured	No Opt. Call	AAA	1,126,160
500	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/23 - FSA Insured	9/13 at 100.00	AAA	555,660
2,500	Connecticut, General Obligation Bonds, Series 2002D, 5.375%, 11/15/21	11/12 at 100.00	AA	2,769,275
1,000	Connecticut, General Obligation Bonds, Series 2002A, 5.000%, 4/15/21	4/12 at 100.00	AA	1,075,090
545	Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/13 - MBIA Insured	No Opt. Call	AAA	605,588
450	Farmington, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 9/15/20	9/12 at 101.00	Aa1	491,477
1,000	Hartford, Connecticut, General Obligation Bonds, Series 2004, 5.500%, 8/15/11 - MBIA Insured	No Opt. Call	AAA	1,120,810
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
600	5.000%, 8/01/21 - FSA Insured	8/15 at 100.00	AAA	655,122
400	4.375%, 8/01/24 - FSA Insured	8/15 at 100.00	AAA	407,080
	New Canaan, Connecticut, General Obligation Bonds, Series 2002A:
950	4.500%, 5/01/19	5/11 at 100.00	Aaa	983,820
900	4.600%, 5/01/20	5/11 at 100.00	Aaa	934,263
500	4.700%, 5/01/21	5/11 at 100.00	Aaa	520,730
1,445	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 - AMBAC Insured	11/11 at 101.00	AAA	1,597,462
500	Newtown, Connecticut, General Obligation Bonds, Series 2004, 4.000%, 6/15/11	No Opt. Call	Aa2	519,840
	Southbury, Connecticut, General Obligation Bonds, Series 2002:
500	4.250%, 12/15/14	12/11 at 101.00	Aa3	523,820
500	4.375%, 12/15/15	12/11 at 101.00	Aa3	525,510
500	4.375%, 12/15/16	12/11 at 101.00	Aa3	522,180
500	4.500%, 12/15/17	12/11 at 101.00	Aa3	524,185
500	4.625%, 12/15/18	12/11 at 101.00	Aa3	525,860
500	4.625%, 12/15/19	12/11 at 101.00	Aa3	524,235
500	4.875%, 12/15/20	12/11 at 101.00	Aa3	531,460
500	4.875%, 12/15/21	12/11 at 101.00	Aa3	530,155
500	5.000%, 12/15/22	12/11 at 101.00	Aa3	542,080
	Stratford, Connecticut, General Obligation Bonds, Series 2002:
1,375	4.000%, 2/15/19 - FSA Insured	2/12 at 100.00	AAA	1,387,843
630	4.125%, 2/15/20 - FSA Insured	2/12 at 100.00	AAA	637,831

	Tax Obligation/Limited - 19.4% (13.1% of Total Investments)

	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,810	5.000%, 12/01/20 - AMBAC Insured	12/12 at 100.00	AAA	3,045,871
1,000	5.000%, 12/01/21 - AMBAC Insured	12/12 at 100.00	AAA	1,083,940
1,000	5.000%, 12/01/22 - AMBAC Insured	12/12 at 100.00	AAA	1,081,290
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AAA	538,230
	5.000%, 1/01/23 - FGIC Insured
60	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B,	No Opt. Call	AA-	68,627
	6.125%, 9/01/12
1,245	Connecticut, Special Obligation Rate Reduction Bonds, Series 2004A, 5.000%, 6/30/11	No Opt. Call	AAA	1,360,212
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series
	2002G:
890	5.250%, 7/01/17	7/12 at 100.00	BBB	960,310
1,000	5.250%, 7/01/20	7/12 at 100.00	BBB	1,074,040
1,045	5.250%, 7/01/21	7/12 at 100.00	BBB	1,121,076
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%,	No Opt. Call	AAA	1,163,904
	6/01/24 - AMBAC Insured
195	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	BBB-	211,518
	8/01/29
750	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan	10/08 at 101.00	BBB	783,270
	Note, Series 1998A, 5.500%, 10/01/22

	Transportation - 0.7% (0.5% of Total Investments)
415	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%,	No Opt. Call	AAA	475,656
	12/01/15 - AMBAC Insured

	U.S. Guaranteed *** - 24.7% (16.8% of Total Investments)
3,510	Bridgeport, Connecticut, General Obligation Bonds, Series 2001C, 5.375%, 8/15/18 (Pre-refunded to	8/11 at 100.00	AAA	3,887,816
	8/15/11) - FGIC Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/12 at 100.00	AAA	1,102,430
	University System, Series 2003E, 5.000%, 11/01/15 (Pre-refunded to 11/01/12) - FGIC Insured
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	560,870
	5.375%, 7/01/18 (Pre-refunded to 7/01/12) - FSA Insured
400	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2001A,	10/11 at 100.00	AAA	433,616
	4.800%, 10/01/18 (Pre-refunded to 10/01/11) - FSA Insured
1,410	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1998B, 5.000%,	7/08 at 101.00	AAA	1,501,932
	7/01/24 (Pre-refunded to 7/01/08) - MBIA Insured
3,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	3,302,970
	10/01/40
3,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 1997A, 5.000%,	1/08 at 101.00	AAA	3,170,130
	7/01/28 (Pre-refunded to 1/01/08) - AMBAC Insured
570	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	Aaa	639,586
	8/01/29 (Pre-refunded to 2/01/12)
1,220	University of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AA***	1,364,448
	to 4/01/12)

	Utilities - 8.4% (5.7% of Total Investments)
720	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and	10/08 at 102.00	Baa1	782,870
	Power Company, Series 1993A, 5.850%, 9/01/28
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon
	Project, Series 1993A:
1,000	5.500%, 1/01/14 (Alternative Minimum Tax)	1/06 at 100.00	BBB	1,011,100
305	5.500%, 1/01/20 (Alternative Minimum Tax)	1/06 at 100.00	BBB	305,610

3,050	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA	7/10 at 101.00	AAA	3,311,080
	Insured

	Water and Sewer - 15.6% (10.6% of Total Investments)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,300,419
2,000	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003B, 5.000%, 10/01/12	No Opt. Call	AAA	2,207,820
765	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic Company,	9/06 at 102.00	A	793,443
	Series 1996, 6.000%, 9/01/36 (Alternative Minimum Tax)
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
770	5.000%, 11/15/16 - MBIA Insured	11/15 at 100.00	AAA	856,132
480	5.000%, 11/15/30 - MBIA Insured	11/15 at 100.00	AAA	517,157
640	5.000%, 11/15/35 - MBIA Insured	11/15 at 100.00	AAA	687,328
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series
	2003A:
2,050	5.000%, 8/01/20 - MBIA Insured	8/13 at 100.00	AAA	2,228,596
1,140	5.000%, 8/01/33 - MBIA Insured	8/13 at 100.00	AAA	1,213,883
250	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A,	11/13 at 100.00	AA+	265,083
	5.000%, 11/15/32

$88,360	Total Long-Term Investments (cost $91,444,526) - 147.5%			95,224,782

	Other Assets Less Liabilities - 2.1%			1,333,630

	Preferred Shares, at Liquidation Value - (49.6)%			(32,000,000)

	Net Assets Applicable to Common Shares - 100%			$64,558,412

Forward Swap Contracts outstanding at August 31, 2005:
					Unrealized
	Notional		Effective	Termination	Appreciation
	Amount	Date	(2)	Date	(Depreciation)

Agreement with JPMorgan dated June 21, 2005, to pay
semi-annually the notional amount multiplied by 4.833% (annualized)
and receive quarterly the notional amount multiplied by the
three-month USD-LIBOR (United States Dollar-London
Inter-Bank Offered Rates).	$800,000		2/09/06	2/09/36	$(14,226)

Agreement with Citigroup dated June 30, 2005, to pay semi-
annually the notional amount multiplied by 4.699% (annualized)
and receive quarterly the notional amount multiplied by the three-month
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	500,000		2/27/06	2/27/26	(1,571)

					$(15,797)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Effective date represents the date on which the Fund and counterparty commence interest payment accruals on each forward swap contract.

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor's or Moody's rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or
U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $91,848,213.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31,
2005, were as follows:

Gross unrealized:
Appreciation	$3,894,159
Depreciation	(517,590)

Net unrealized appreciation of investments	$3,376,569

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.